October 29, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:     Nationwide VLI Separate Account-7
   Nationwide Life Insurance Company
   SEC File No. 333-117998
   CIK No. 0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-7 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Pre-Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account, which became effective October 24, 2007.

Please contact me at (614) 677-5277 with any questions regarding this filing.

Sincerely,
Nationwide Life Insurance Company

/s/ R. STUART KNECHT
R. Stuart Knecht
Assistant General Counsel

cc:  file